LONG-TERM INVESTMENTS (Schedule of Movement of Investments Accounted Under Equity Method) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
At beginning of the year	$ 17.1
Investment	6.6	16.9
Acquired in the Transaction		1.1
Share of losses of equity method investments	(0.9)	(0.6)
Effects of foreign currency translation	(2.1)	(0.3)
At end of the year	$ 20.7	$ 17.1